Document and Entity Information	Aug. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	CBRE GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32205
Entity Tax Identification Number	94-3391143
Entity Address, Address Line One	2121 North Pearl Street
Entity Address, Address Line Two	Suite 300
Entity Address, Postal Zip Code	75201
Local Phone Number	979-6100
City Area Code	(214)
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	CBRE
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001138118
Amendment Flag	false
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX